Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Dec. 31, 2018 $ / shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CAD ($) shares
Revenue
Sales			$ 827,961		$ 1,617,083		$ 2,461,933
Marketing, promotional incentives			(601,516)		(1,079,369)		(1,448,243)
Net sales			226,445		537,714		1,013,690
Cost of Sales			188,394		290,871		710,912
Gross profit (loss)			38,051		246,843		302,778
Expenses
Amortization			535,509		13,854		14,668
Consulting			494,783		92,378		242,667
General and administrative	[1]		568,657		637,234		522,048
Product registration and development	[2]		251,508		242,303		208,784
Professional fees			268,621		279,097		61,409
Selling and marketing	[3]		472,496		696,161		663,822
Share-based compensation	[4]		372,137		311,389		922,922
Expenses, by nature			2,963,711		2,272,416		2,636,320
Other income (expense)
Finance costs			(102)		(262)		0
Gain on debt settlement			5,119		0		0
Interest income			1,715		0		8,480
Write down of intangible assets	[5]		(946,173)		0		0
Write down of inventories	[6]		(227,025)		(745,977)		(291,794)
Write down of equipment	[7]		(45,114)		0		0
Other income			438		35,095		2,952
Net loss and comprehensive loss for the year			$ (4,136,802)		$ (2,736,717)		$ (2,613,904)
Basic and Diluted Loss Per Share | $ / shares		$ (0.12)		$ (0.15)		$ (0.18)
Weighted Average Number of Common Shares Outstanding | shares			33,869,642		18,393,169		14,907,103

[1]	Notes 14 and 15.
[2]	Note 12.
[3]	Note 13.
[4]	Notes 11 and 15.
[5]	Note 9.
[6]	Note 7.
[7]	Note 8.